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AAM/Insight Select Income Fund
SUMMARY SECTION — AAM/INSIGHT SELECT INCOME FUND
Investment Objective
The investment objective of the AAM/Insight Select Income Fund (the “Fund”) is to seek current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “YOUR ACCOUNT WITH THE FUND — Purchase of Shares/Class A Shares” on page 29 of the Prospectus and in “APPENDIX A — Waivers and Discounts Available from Intermediaries” of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AAM/Insight Select Income Fund - USD ($)	Class A Shares		Class C Shares		Class I Shares	Class Y Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%		none		none	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[1]	1.00%	[1]	none	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%		2.00%		2.00%	2.00%
Wire fee	$ 20		$ 20		$ 20	$ 20
Overnight check delivery fee	25		25		25	25
Retirement account fees (annual maintenance fee)	$ 15		$ 15		$ 15	$ 15
[1]	For Class A Shares, no sales charge applies on investments of $1 million or more, but a CDSC of 1.00% will be imposed to the extent a finder’s fee was paid on certain redemptions of such shares within 18 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1.00% on any shares sold within 12 months of purchasing them.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AAM/Insight Select Income Fund		Class A Shares	Class C Shares	Class I Shares	Class Y Shares
Management fees		0.38%	0.38%	0.38%	0.38%
Distribution and service (Rule 12b-1) fees		0.25%	1.00%	none	none
Other expenses		0.37%	0.37%	0.35%	0.31%
Shareholder service fees		0.06%	0.06%	0.04%	none
All other expenses		0.31%	0.31%	0.31%	0.31%
Total annual fund operating expenses		1.00%	1.75%	0.73%	0.69%
Fees waived and/or expenses reimbursed	[1]	(0.19%)	(0.19%)	(0.19%)	(0.19%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1]	0.81%	1.56%	0.54%	0.50%
[1]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.85%, 1.60%, 0.60% and 0.50% of the average daily net assets of the Class A, Class C, Class I and Class Y Shares of the Fund, respectively. This agreement is in effect through October 31, 2034, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. The expense limitation for Class A, Class C & Class I Shares include a shareholder service fee of up to 0.10%. To the extent that less than 0.10% of the average daily net assets of either such Class is paid to shareholder servicing agents, the total annual fund operating expenses after waiving fees and/or reimbursing expenses of the Class will be lower than the expense limitation for the Class.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AAM/Insight Select Income Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	380	551	736	1,272
Class C Shares	259	493	850	1,856
Class I Shares	55	173	302	677
Class Y Shares	51	160	280	628

You would pay the following expenses on Class C Shares if you did not redeem your shares:
Expense Example No Redemption	One Year	Three Years	Five Years	Ten Years
AAM/Insight Select Income Fund | Class C Shares Not Redeem | USD ($)	159	493	850	1,856

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a diversified basket of debt securities designed to generate a high rate of current income. The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds such as:

•     U.S. corporate debt obligations,

•     Non-U.S. corporate and sovereign debt obligations (including emerging markets),

•     Residential and commercial mortgage-backed securities,

•     Asset-backed securities,

•     U.S. Government securities (securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities), and

•     Convertible bonds.

The Fund primarily invests in bonds rated investment grade (that is, securities rated in the “Baa”/“BBB” categories or above by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined to be of comparable credit quality by the Fund’s advisor or sub-advisor) at the time of purchase. However, the Fund may invest up to 25% of its total assets in lower rated fixed-income securities (also called “high yield bonds” or “junk bonds”) or, if unrated, determined to be of comparable credit quality by the Fund’s advisor or sub-advisor.

The Fund may invest in domestic master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”). MLPs are publicly traded companies organized as limited partnerships or limited liability companies and treated as partnerships for federal income tax purposes. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. For the purposes of achieving the Fund’s investment objective and hedging risk, the Fund may also invest in exchange-traded funds (“ETFs”) and in derivative instruments, including futures and options on futures (including those relating to securities, foreign currencies, indices and interest rates), swaps (including total return, equity, currency, interest rate and credit default swaps), forward contracts (including foreign currency forward contracts) and to be announced (“TBA”) securities.

The Fund may invest in preferred stocks which may be convertible into or may be accompanied by warrants or other equity securities. Any such securities may be of lower quality and may not be rated by any NRSRO. All warrants remaining after sale of the securities to which they were attached and common stocks acquired on conversion or exercise of warrants are considered to comprise this part of the Fund’s portfolio. Any such warrants or common stocks may be held until a long-term holding period has been established for tax purposes, after which they ordinarily will be sold.

The Fund’s sub-advisor focuses on a relative value strategy. The sub-advisor seeks to identify opportunities to purchase securities with high risk-adjusted yields across various fixed income sectors in order to maintain and increase income, and therefore the Fund’s dividend payment to its investors. From time to time, the Fund may invest a larger percentage of its net assets in one or more sectors, including the financial sector.

The sub-advisor expects that the Fund’s duration will remain between four and eight years; however, the Fund’s duration may be lengthened or shortened depending on market conditions. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

Principal Risks of Investing
Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the Bloomberg Aggregate Bond Index and the Bloomberg Credit Bond Index. The Bloomberg Aggregate Bond Index has been included as the primary broad-based securities market index in order to satisfy a change in regulatory requirements. The Fund also compares its performance with the returns of Bloomberg Credit Bond Index, which the Advisor believes is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.aamlive.com/publicsite/mutual-funds, or by calling the Fund at 1-888-966-9661. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV

The year-to-date return as of September 30, 2024, was 6.55%.

Class I Shares
Highest Calendar Quarter Return at NAV	11.27%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(8.68)%	Quarter Ended 06/30/2022

Average Annual Total Returns (for periods ended December 31, 2023)
Average Annual Returns - AAM/Insight Select Income Fund	Label	1 Year		5 Years		10 Years
Class I Shares	Class I Shares — Return Before Taxes	9.18%		2.93%		3.22%
Class I Shares | Return After Taxes on Distributions	Class I Shares — Return After Taxes on Distributions	7.22%	[1]	1.40%	[1]	1.73%	[1]
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	Class I Shares — Return After Taxes on Distributions and Sale of Fund Shares	5.37%	[1]	1.63%	[1]	1.83%	[1]
Class A Shares	Class A Shares — Return Before Taxes	5.78%		2.04%		2.64%
Class C Shares	Class C Shares — Return Before Taxes	7.08%		1.89%		2.18%
Class Y Shares	Class Y Shares — Return Before Taxes	9.24%	[2]	2.99%	[2]	3.24%	[2]
Bloomberg Credit Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Credit Bond Index (reflects no deduction for fees, expenses or taxes)	8.18%		2.45%		2.83%
Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%		1.10%		1.81%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After — tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.
[2]	Class Y Shares were first offered on October 31, 2017. The performance figures for Class Y will include the performance for the Class I for the periods prior to the start date of Class Y. Class I imposes higher expenses than Class Y.